Intangible Assets, Net (Tables)	12 Months Ended
Jun. 30, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of intagible assets
	June 30, 2021	June 30, 2020

Software	$13,345	$12,177
Securities license	967,729	967,729
Less: accumulated depreciation and amortization	(160,062)	(61,119)
Total	$821,012	$918,787

Schedule of estimated amortization
Twelve months ending June 30, 2021	Estimated amortization expense

2022	$99,442
2023	99,442
2024	96,995
2025	96,773
Thereafter	428,360
Total	$821,012